Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2013
Prospectus Date	rr_ProspectusDate	Apr. 26, 2013
Supplement -- [Text Block]	jhvitglblbnd_SupplementTextBlock_04

John Hancock Variable Insurance Trust
Supplement dated May 17, 2013
to the Prospectus April 26, 2013

The fifth paragraph under the heading "Principal Investment Strategies" is revised and restated as follows:

Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign (non-U.S.) countries will normally be at least 25% of the fund's net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of the fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by the subadviser.

John Hancock Variable Insurance Trust | Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy - Supplement [Text Block]	jhvitglblbnd_SupplementTextBlock	The fifth paragraph under the heading "Principal Investment Strategies" is revised and restated as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign (non-U.S.) countries will normally be at least 25% of the fund's net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of the fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by the subadviser.